Leases - Other Information Related to Lease Term and Discount Rate (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease weighted average remaining term	2 years 8 months 12 days	3 years 7 months 6 days
Finance lease weighted average remaining term		1 year 4 months 24 days
Operating lease Weighted average discount rate	11.90%	11.80%
Finance lease Weighted average discount rate		8.70%